Employee benefit obligations - Defined benefit scheme (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefit obligations
Employee benefit obligations.	$ 997	$ 954	$ 784	$ 878
Ardagh Group S.A.
Employee benefit obligations
Employee benefit obligations.	997	954
Ardagh Group S.A. | Defined benefit plan
Employee benefit obligations
Obligations	(2,762)	(3,101)
Assets	1,897	2,276
Net	(865)	(825)
Ardagh Group S.A. | Defined benefit plan | United States
Employee benefit obligations
Obligations	(1,313)	(1,198)
Assets	1,179	1,067
Net	(134)	(131)
Ardagh Group S.A. | Defined benefit plan | Germany
Employee benefit obligations
Obligations	(405)	(364)
Net	(405)	(364)
Ardagh Group S.A. | Defined benefit plan | United Kingdom
Employee benefit obligations
Obligations	(1,000)	(947)
Assets	706	660
Net	(294)	(287)
Ardagh Group S.A. | Defined benefit plan | Netherlands
Employee benefit obligations
Obligations	(19)	(569)
Assets		541
Net	(19)	(28)
Ardagh Group S.A. | Defined benefit plan | Other
Employee benefit obligations
Obligations	(25)	(23)
Assets	12	8
Net	(13)	(15)
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Employee benefit obligations.	$ 132	$ 129